                             COMPASS CAPITAL FUNDS(SM)
                     THE EQUITY PORTFOLIOS/INVESTOR CLASSES
                         SUPPLEMENT TO PROSPECTUS DATED

                                 JANUARY 1, 1997

The section "What Are The Expenses Of The Portfolios?" has been amended as follows:

       The following paragraph has been added after the expense table on page 7:

               The Fund has been advised that effective June 1, 1997, the amount of fees waived voluntarily by PAMG and the Portfolios' administrators will be reduced with respect to the Large Cap Value Equity, Large Cap Growth Equity, Small Cap Value Equity, Small Cap Growth Equity, Select Equity and Balanced Portfolios. This reduction in fee waivers will increase the total operating expenses (after fee waivers) of these Portfolios' Investor Shares to the following levels (expressed as a percentage of average net assets): Large Cap Value Equity Portfolio, Investor A - 1.31%, Investor B and Investor C - 2.06%; Large Cap Growth Equity Portfolio, Investor A - 1.34%. Investor B and Investor C - 2.09%; Small Cap Value Equity Portfolio, Investor A - 1.34%, Investor B and Investor C - 2.10%; Small Cap Growth Equity Portfolio, Investor A - 1.35%, Investor B and Investor C - 2.11%; Select Equity Portfolio, Investor A - 1.33%, Investor B and Investor C - 2.08%; and Balanced Portfolio, Investor A - 1.31%, Investor B and Investor C - 2.12%. PAMG and the Portfolios' administrators are under no obligation to waive or continue waiving their fees.

        The information in the Example on page 8 relating to the Large Cap Value Equity, Large Cap Growth Equity, Small Cap Value Equity, Small Cap Growth Equity, Select Equity and Balanced Portfolios has been replaced with the following:

        An investor in Investor Shares would pay the following expenses on a $1,000 investment assuming (1) 5% annual return, (2) redemption at the end of each time period and (3) with respect to Investor B Shares only, no redemption at the end of each time period:


=============================================================================================
                                                 ONE YEAR  THREE YEARS  FIVE YEARS TEN YEARS
---------------------------------------------------------------------------------------------

Large Cap Value Equity Portfolio
    A Shares*                                        $ 58       $ 85      $114      $196
    B Shares (Redemption)**                            56        102       133       219***
    B Shares (No Redemption)                           21         65       111       219***
    C Shares                                           21         65       111       239
---------------------------------------------------------------------------------------------
Large Cap Growth Equity Portfolio
    A Shares*
    B Shares (Redemption)**                            58         86        115      199
    B Shares (No Redemption)                           66        103        136      223***
    C Shares                                           21         65        112      223***
                                                       21         65        112      242
---------------------------------------------------------------------------------------------
Small Cap Value Equity Portfolio
    A Shares*                                          58         86        116      200
    B Shares (Redemption)**                            66        103        135      224***
    B Shares (No Redemption)                           21         66        113      224***
    C Shares                                           21         66        113      243
---------------------------------------------------------------------------------------------
Small Cap Growth Equity Portfolio
    A Shares*                                          58        88         116      200
    B Shares (Redemption)**                            66       103         135      224***
    B Shares (No Redemption)                           21        66         113      224***
    C Shares                                           21        66         113      243
---------------------------------------------------------------------------------------------
Select Equity Portfolio
    A Shares*                                          58        85         115      198
    B Shares (Redemption)**                            66       102         134      222***
    B Shares (No Redemption)                           21        65         112      222***
    C Shares                                           21        65         112      241
---------------------------------------------------------------------------------------------
Balanced Portfolio
    A Shares*                                          58        85         114      196
    B Shares (Redemption)**                            67       103         136      226***
    B Shares (No Redemption)                           22        66         114      226***
    C Shares                                           22        66         114      245
==============================================================================================

     * Reflects the imposition of the maximum front-end sales charge at the beginning of the period.

    ** Reflects the deduction of the deferred sales charge.

   *** Based on the conversion of the Investor B Shares to Investor A Shares after eight years.

In addition to the compensation itemized in the expense table, institutions that sell Portfolio shares and/or their salespersons may receive compensation for the sale and distribution of shares or for services to the Portfolios. For information regarding such compensation, see "What Is The Schedule Of Sales Charges and Exemptions" in the Prospectus and "Investment Advisory, Administration, Distribution and Servicing Arrangements" in the Statement of Additional Information.

Fund Management
---------------

The section "Who Manages The Fund?" has been amended as follows:

        The portfolio managers for the Large Cap Value Equity and Mid-Cap Value Equity Portfolios are as follows:

Portfolio                                          Portfolio Manager(s)
---------                                          --------------------
Large Cap Value Equity                             Daniel B. Eagan; portfolio
                                                   manager with Provident
                                                   Capital Management, Inc.
                                                   ("PCM") since 1995; director
                                                   of investment strategy at PNC
                                                   Asset Management Group, Inc.
                                                   during 1994 and 1995; prior
                                                   to 1994, served as senior
                                                   research consultant for
                                                   Mercer Investment Consulting;
                                                   Portfolio manager since
                                                   January 1997.


Mid-Cap Value Equity                               Daniel B. Eagan (see above).
                                                   Portfolio co-manager since
                                                   its inception.

                                                   Christian K. Stadlinger; Vice
                                                   President of PCM since July
                                                   1996; prior to joining PCM,
                                                   Portfolio Manager and
                                                   Research Analyst with Morgan
                                                   Stanley Asset Management;
                                                   Portfolio co-manager since
                                                   January 1997.

Administration Fees
-------------------

The second sentence in the second paragraph under "Administrators" is changed to reflect that PFPC and CDI are entitled to receive a combined administration fee, computed daily and payable monthly, at the aggregate annual rate of 0.20% of the first $500 million of average daily net assets allocated to the Investor Shares of each Portfolio, 0.18% of the next $500 million of average daily net assets allocated to the Investor Shares of each Portfolio and 0.16% of the average daily net assets allocated to the Investor Shares of each Portfolio in excess of $1 billion.

Sales Loads, Broker Reallowances and Placement Fees
---------------------------------------------------

The following schedule of sales charges for Investor A Share trades of $1,000,000 and above is to be added to the schedules found under "What Is The Schedule Of Sales Charges And Exemptions?" on pg. 46.

FOR ALL EQUITY PORTFOLIOS EXCEPT INDEX EQUITY PORTFOLIO:


AMOUNT OF         SALES CHARGE AS A %     SALES CHARGE AS A % OF    REALLOWANCE OR PLACEMENT FEES
TRANSACTION AT     OF OFFERING PRICE*        NET ASSET VALUE*      TO DEALERS (AS A % OF OFFERING
OFFERING PRICE                                                                PRICE)**
(IN MILLIONS)
--------------    --------------------     ---------------------    ------------------------------
$1 - 2                   0.00%                    0.00%                         1.00%
$2 - 3                   0.00%                    0.00%                         0.95%
$3 - 5                   0.00%                    0.00%                         0.87%
$5 - 10                  0.00%                    0.00%                         0.69%
$10 - 15                 0.00%                    0.00%                         0.62%
$15 - 20                 0.00%                    0.00%                         0.53%
$20 - 40                 0.00%                    0.00%                         0.39%


INDEX EQUITY PORTFOLIO:

AMOUNT OF         SALES CHARGE AS A %     SALES CHARGE AS A % OF   REALLOWANCE OR PLACEMENT FEES
TRANSACTION AT     OF OFFERING PRICE*        NET ASSET VALUE*          TO DEALERS (AS A % OF
OFFERING PRICE                                                           OFFERING PRICE)**
(IN MILLIONS)
--------------    --------------------     ---------------------    ------------------------------
$1 - 2                   0.00%                    0.00%                        0.50%
$2 - 3                   0.00%                    0.00%                        0.45%
$3 - 5                   0.00%                    0.00%                        0.37%
$5 - 10                  0.00%                    0.00%                        0.31%
$10 - 15                 0.00%                    0.00%                        0.29%
$15 - 20                 0.00%                    0.00%                        0.28%
$20 - 40                 0.00%                    0.00%                        0.27%


* There is no initial sales charge on purchase of $1,000,000 or more of Investor A Shares; however, a contingent deferred sales charge of 1.00% will be imposed on the lesser of the offering price or the net asset value of the shares on the redemption date for shares redeemed within 18 months after purchase.

** The Distributor may pay placement fees to dealers as shown on purchases of Investor A Shares of $1,000,000 or more.

Sales Charges and Exemptions
----------------------------
The section "What Is The Schedule Of Sales Charges And Exemptions?" has been amended as follows:

        The second sentence under the caption "Sales Charge Waivers -- Investor A Shares" has been amended to reflect that registered investment advisers, trust companies and bank trust departments exercising discretionary investment authority with respect to amounts to be invested in a Portfolio may purchase Investor A Shares without a sales load, provided that the aggregate amount invested pursuant to this exemption in Investor A Shares of Fund portfolios that would otherwise be subject to front-end sales charges equals at least $250,000.

The following text replaces the paragraph under the sub-heading "Investor A Shares-Qualified Plans."

        Qualified Plans. In general, the sales charge (as a percentage of offering price) payable by qualified employee benefit plans ("Qualified Plans") having at least 20 employees eligible to participate in purchases of Investor A Shares of the Portfolios aggregating less than $500,000 will be 1.00%. No sales charge will apply to purchases by Qualified Plans of Investor A Shares aggregating $500,000 and above. The sales charge payable by Qualified Plans having less than 20 employees eligible to participate in purchases of Investor A Shares of the Portfolios aggregating less than $500,000 will be 2.50% (1.50% with respect to shares of the Index Equity Portfolio). The above schedule will apply to purchases by such Qualified Plans of Investor A Shares aggregating $500,000 and above.

        The Fund has established different waiver arrangements with respect to the sales charge on Investor A Shares of the Portfolios for purchases through certain Qualified Plans participating in programs whose sponsors or administrators have entered into arrangements with the Fund. For further information, see "Purchase and Redemption Information" in the Statement of Additional Information.

The following is added to the end of the first paragraph under the sub-heading "Exemptions from the Contingent Deferred Sales Charge--Investor B and Investor C Shares."

        The Fund also waives the contingent deferred sales charge on redemptions of Investor B Shares of the Portfolios purchased through certain Qualified Plans participating in programs whose sponsors or administrators have entered into arrangements with the Fund. For further information, see "Purchase and Redemption Information" in the Statement of Additional Information.

Class Expenses
--------------
The first sentence in the second paragraph under "How Is The Fund Organized?" is replaced with the following:

        Shares of each class bear their pro rata portion of all operating expenses paid by a Portfolio, except transfer agency fees, certain administrative/servicing fees and amounts payable under the Fund's Distribution and Service Plan.

This Supplement is dated June 24, 1997.

                            COMPASS CAPITAL FUNDS(SM)
                     THE BOND PORTFOLIOS/INVESTOR CLASSES
                        SUPPLEMENT TO PROSPECTUS DATED
                                JANUARY 1, 1997



Low Duration Bond Portfolio - Change in Investment Policies
-----------------------------------------------------------

The investment policies of the Low Duration Bond Portfolio have been modified, and the disclosure in the Prospectus has been changed as follows:

        A.     Credit Quality
               --------------

        The information on the credit quality concentration and minimum credit quality for the Low Duration Bond Portfolio in the sections "What Are The Differences Among The Portfolios?" and "What Additional Investment Policies And Risks Apply?" are replaced with the following:

================================================================================
Portfolio                  Credit Quality Concentration   Minimum Credit Quality
--------------------------------------------------------------------------------
Low Duration Bond          Investment Grade Spectrum      B
================================================================================

               Securities acquired by the Low Duration Bond Portfolio will generally be rated investment grade at the time of purchase or, if unrated, of comparable quality as determined by the Portfolio's sub-adviser. The Low Duration Bond Portfolio may, however, invest in non-investment grade fixed income or convertible securities when the Portfolio's sub-adviser believes that the investment characteristics of such securities make them desirable in light of the Portfolio's investment objective and current portfolio mix, so long as under normal market and economic conditions, (i) no more than 20% of the total assets of the Portfolio are invested in non-investment grade securities and
        (ii) such securities are rated "B" or higher at the time of purchase by at least one major rating agency. Non-investment grade securities (those that are rated "Ba" or lower by Moody's or "BB" or lower by S&P, Duff or Fitch) are commonly referred to as "junk bonds." To the extent that the securities acquired by the Low Duration Bond Portfolio are not rated investment grade, there is a greater risk as to the timely repayment of the principal on, and timely payment of interest or dividends with respect to, such securities. Particular risks associated with lower-rated securities are (a) the sensitivity of such securities to interest rate and economic changes, (b) the lower degree of expected protection of principal and interest payments, (c) the creditworthiness of the issuers of such securities, (d) the relatively low trading market liquidity for the securities, (e) the relative youth and growth of the market for such securities, and (f) the impact that legislation may have on the high yield bond market (and, in turn, on the Portfolio's net asset value and investment practices). During an economic downturn or substantial period of rising interest rates, leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. An economic downturn could also disrupt the market for lower-rated securities and adversely affect the value of outstanding securities and the ability of the issuers to repay principal and interest. If the issuer of a security held by the Low Duration Bond Portfolio defaulted, the Portfolio could incur additional expenses to seek recovery. Adverse publicity and investor perceptions, whether or not they are based on fundamental analysis, could also decrease the value and liquidity of lower-rated securities held by the Portfolio, especially in a thinly-traded market.

B.      Foreign Investments
        -------------------

               The Low Duration Bond Portfolio may invest up to 20% of its total assets in debt securities of foreign issuers on either a currency hedged or unhedged basis, and may hold from time to time various foreign currencies pending investment or conversion into U.S. dollars. Some of these instruments may have the characteristics of futures contracts. In addition, the Low Duration Bond Portfolio may engage in foreign currency exchange transactions to seek to protect against changes in the level of future exchange rates which would adversely affect the portfolio's performance. These investments and transactions involving foreign securities, currencies, options (including options that relate to foreign currencies), futures, hedging and cross-hedging are described under the sub-sections captioned "Foreign Investments," "Interest Rate and Currency Transactions" and "Options and Futures Contracts" under "What Additional Investment Policies And Risks Apply?"

Fund Management
---------------
The section "Who Manages the Fund?" has been amended as follows:

        The portfolio managers for the Core Bond and Managed Income Portfolios are as follows:

Portfolio                    Portfolio Manager
---------                    -----------------
Core Bond                    Keith Anderson; Managing Director of BlackRock and
                             co-head of the portfolio management group since
                             1988; Mortgage securities and derivatives products strategist at First Boston from 1987 to 1988; Vice
                             President and Portfolio Manager at Criterion
                             Investment Management Company from 1983 to 1987;
                             Mr. Anderson has participated in the management of the Portfolio since its inception and has been designated Portfolio co-manager since June 1997.

                             Robert Michele, CPA; Managing Director of BlackRock since 1996; Director and Head of U.S. Fixed Income Investments at CS First Boston Investment Management Corporation from 1993 to 1995; Deputy Manager and Senior Portfolio Manager at Brown Brothers Harriman & Co. from 1985 to 1993; Mr. Michele has participated in the management of the Portfolio since 1995 and has been designated Portfolio co-manager since June 1997.

Managed Income               Keith Anderson and Robert Michele (see
                             above); Messrs. Anderson and Michele have participated in the management of the Portfolio since 1995 and have been designated Portfolio co-managers since June 1997.

Administration Fees
-------------------
The second sentence in the second paragraph under "Administrators" is changed to reflect that PFPC and CDI are entitled to receive a combined administration fee, computed daily and payable monthly, at the aggregate annual rate of 0.20% of the first $500 million of average daily net assets allocated to the Investor Shares of each Portfolio, 0.18% of the next $500 million of average daily net assets allocated to the Investor Shares of each Portfolio and 0.16% of the average daily net assets allocated to the Investor Shares of each Portfolio in excess of $1 billion.

Sales Loads, Broker Reallowances and Placement Fees
---------------------------------------------------

The following schedule of sales charges for Investor A share trades of $1,000,000 and above is to be added to the schedules found under "What Is The Schedule Of Sales Charges And Exemptions?" beginning on pg. 46.

Low Duration Bond, Intermediate Government Bond, Intermediate Bond, Core Bond, Tax-Free Income, Pennsylvania Tax-Free Income, New Jersey Tax-Free Income and Ohio Tax-Free Income Portfolios:


Amount of         Sales Charge as a %     Sales Charge as a % of    Reallowance or Placement Fees
Transaction at     of Offering Price*        Net Asset Value*      to Dealers (as a % of Offering
Offering Price                                                                Price)**
(in millions)
--------------   ---------------------    ----------------------   -------------------------------
$1 - 2                   0.00%                    0.00%                         0.75%
$2 - 3                   0.00%                    0.00%                         0.72%
$3 - 5                   0.00%                    0.00%                         0.63%
$5 - 10                  0.00%                    0.00%                         0.44%
$10 - 15                 0.00%                    0.00%                         0.38%
$15 - 20                 0.00%                    0.00%                         0.35%
$20 - 40                 0.00%                    0.00%                         0.30%



Government Income, Managed Income and International Bond Portfolios:

Amount of         Sales Charge as a %     Sales Charge as a % of   Reallowance or Placement Fees
Transaction at     of Offering Price*        Net Asset Value*          to Dealers (as a % of
Offering Price                                                           Offering Price)**
(in millions)
--------------   ---------------------    ----------------------   -------------------------------
$1 - 2                   0.00%                    0.00%                        1.00%
$2 - 3                   0.00%                    0.00%                        0.95%
$3 - 5                   0.00%                    0.00%                        0.87%
$5 - 10                  0.00%                    0.00%                        0.69%
$10 - 15                 0.00%                    0.00%                        0.62%
$15 - 20                 0.00%                    0.00%                        0.53%
$20 - 40                 0.00%                    0.00%                        0.39%

* There is no initial sales charge on purchase of $1,000,000 or more of Investor A Shares; a contingent deferred sales charge of 1.00% will be imposed on the lesser of the offering price or the net asset value of the shares on the redemption date for shares redeemed within 18 months after purchase.

** The Distributor may pay placement fees to dealers on purchase on Investor A Shares of $1,000,000 or more.

Sales Charge Waivers
--------------------
The section entitled "What Is The Schedule Of Sales Charges And Exemptions?" has been amended as follows:

        The second sentence under the caption "Sales Charge Waivers -- Investor A Shares" has been amended to reflect that registered investment advisers, trust companies and bank trust departments exercising discretionary investment authority with respect to amounts to be invested in a Portfolio may purchase Investor A Shares without a sales load, provided that the aggregate amount invested pursuant to this exemption in Investor A Shares of Fund portfolios that would otherwise be subject to front-end sales charges equals at least $250,000.

The following text replaces the paragraph under the sub-heading "Investor A Shares-Qualified Plans."

        Qualified Plans. In general, the sales charge (as a percentage of offering price) payable by qualified employee benefit plans ("Qualified Plans") having at least 20 employees eligible to participate in purchases of Investor A Shares of the Portfolios aggregating less than $500,000 will be 1.00%. No sales charge will apply to purchases by Qualified Plans of Investor A Shares aggregating $500,000 and above. The sales charge payable by Qualified Plans having less than 20 employees eligible to participate in purchases of Investor A Shares of the Portfolios aggregating less than $500,000 will be 2.50% (1.50% with respect to shares of the Low Duration Bond Portfolio). The above schedule will apply to purchases by such Qualified Plans of Investor A Shares aggregating $500,000 and above.

        The Fund has established different waiver arrangements with respect to the sales charge on Investor A Shares of the Portfolios for purchases through certain Qualified Plans participating in programs whose sponsors or administrators have entered into arrangements with the Fund. For further information, see "Purchase and Redemption Information" in the Statement of Additional Information.

The following is added to the end of the first paragraph under the sub-heading "Exemptions from the Contingent Deferred Sales Charge."

        The Fund also waives the contingent deferred sales charge on redemptions of Investor B Shares of the Portfolios purchased through certain Qualified Plans participating in programs whose sponsors or administrators have entered into arrangements with the Fund. For further information, see "Purchase and Redemption Information" in the Statement of Additional Information.

Class Expenses
--------------

The first sentence in the second paragraph under "How Is The Fund Organized?" is replaced with the following:

               Shares of each class bear their pro rata portion of all operating expenses paid by a Portfolio, except transfer agency fees, certain administrative/servicing fees and amounts payable under the Fund's Distribution and Service Plan.

This Supplement is dated June 24, 1997.

               COMPASS CAPITAL FUNDSSMCOMPASS CAPITAL FUNDS(SM)
                       THE BOND PORTFOLIOS/SERVICE CLASS
                        SUPPLEMENT TO PROSPECTUS DATED
                                JANUARY 1, 1997



Low Duration Bond Portfolio - Change in Investment Policies
-----------------------------------------------------------

The investment policies of the Low Duration Bond Portfolio have been modified, and the disclosure in the Prospectus has been changed as follows:

     A.   Credit Quality
          --------------

     The information on the credit quality concentration and minimum credit quality for the Low Duration Bond Portfolio in the sections "What Are The Differences Among The Portfolios?" and "What Additional Investment Policies And Risks Apply?" are replaced with the following:


================================================================================
PORTFOLIO            CREDIT QUALITY CONCENTRATION        MINIMUM CREDIT QUALITY
--------------------------------------------------------------------------------
Low Duration Bond     Investment Grade Spectrum           B
================================================================================


          Securities acquired by the Low Duration Bond Portfolio will generally be rated investment grade at the time of purchase or, if unrated, of comparable quality as determined by the Portfolio's sub-adviser. The Low Duration Bond Portfolio may, however, invest in non-investment grade fixed income or convertible securities when the Portfolio's sub-adviser believes that the investment characteristics of such securities make them desirable in light of the Portfolio's investment objective and current portfolio mix, so long as under normal market and economic conditions, (i) no more than 20% of the total assets of the Portfolio are invested in non-investment grade securities and (ii) such securities are rated "B" or higher at the time of purchase by at least one major rating agency. Non-investment grade securities (those that are rated "Ba" or lower by Moody's or "BB" or lower by S&P, Duff or Fitch) are commonly referred to as "junk bonds." To the extent that the securities acquired by the Low Duration Bond Portfolio are not rated investment grade, there is a greater risk as to the timely repayment of the principal on, and timely payment of interest or dividends with respect to, such securities. Particular risks associated with lower-rated securities are (a) the sensitivity of such securities to interest rate and economic changes, (b) the lower degree of expected protection of principal and interest payments, (c) the creditworthiness of the issuers of such securities, (d) the relatively low trading market liquidity for the securities, (e) the relative youth and growth of the market for such securities, and (f) the impact that legislation may have on the high yield bond market (and, in turn, on the Portfolio's net asset value and investment practices). During an economic downturn or substantial period of rising interest rates, leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. An economic downturn could also disrupt the market for lower-rated securities and adversely affect the value of outstanding securities and the ability of the issuers to repay principal and interest. If the issuer of a security held by the Low Duration Bond Portfolio defaulted, the Portfolio could incur additional expenses to seek recovery. Adverse publicity and investor perceptions, whether or not they are based on fundamental analysis, could also decrease the value and liquidity of lower-rated securities held by the Portfolio, especially in a thinly-traded market.

B.        Foreign Investments
          -------------------

          The Low Duration Bond Portfolio may invest up to 20% of its total assets in debt securities of foreign issuers on either a currency hedged or unhedged basis, and may hold from time to time various foreign currencies pending investment or conversion into U.S. dollars. Some of these instruments may have the characteristics of futures contracts. In addition, the Low Duration Bond Portfolio may engage in foreign currency exchange transactions to seek to protect against changes in the level of future exchange rates which would adversely affect the Portfolio's performance. These investments and transactions involving foreign securities, currencies, options (including options that relate to foreign currencies), futures, hedging and cross-hedging are described under the sub-sections captioned "Foreign Investments," "Interest Rate and Currency Transactions" and "Options and Futures Contracts" under "What Additional Investment Policies And Risks Apply?"

Fund Management
---------------

The section "Who Manages the Fund?" has been amended as follows:

     The portfolio managers for the Core Bond and Managed Income Portfolios are as follows:

Portfolio                Portfolio Manager
---------                -----------------

Core Bond                Keith Anderson; Managing Director of BlackRock and co-
                         head of the portfolio management group since 1988;
                         Mortgage securities and derivatives products strategist at First Boston from 1987 to 1988; Vice President and
                         Portfolio Manager at Criterion Investment Management
                         Company from 1983 to 1987; Mr. Anderson has participated in the management of the Portfolio since its inception and has been designated Portfolio co-manager since June 1997.

                         Robert Michele, CPA; Managing Director of
                         BlackRock since 1996; Director and Head of U.S. Fixed Income Investments at CS First Boston Investment Management Corporation from 1993 to 1995; Deputy Manager and Senior Portfolio Manager at Brown Brothers Harriman & Co. from 1985 to 1993; Mr. Michele has participated in the management of the Portfolio since 1995 and has been designated Portfolio co-manager since June 1997.

Managed Income           Keith Anderson and Robert Michele (see above); Messrs.
                         Anderson and Michele have participated in the management of the Portfolio since 1995 and have been designated Portfolio co-managers since June 1997.

Administration Fees
-------------------

The second sentence in the second paragraph under "Administrators" is changed to reflect that PFPC and CDI are entitled to receive a combined administration fee, computed daily and payable monthly, at the aggregate annual rate of 0.20% of the first $500 million of average daily net assets allocated to the Service Shares of each Portfolio, 0.18% of the next $500 million of average daily net assets allocated to the Service Shares of each Portfolio and 0.16% of the average daily net assets allocated to the Service Shares of each Portfolio in excess of $1 billion.

Class Expenses
--------------

The first sentence in the second paragraph under "How Is The Fund Organized?" is replaced with the following:

          Shares of each class bear their pro rata portion of all operating expenses paid by a Portfolio, except transfer agency fees, certain administrative/servicing fees and amounts payable under the Fund's Distribution and Service Plan.


This Supplement is dated June 24, 1997.

                           COMPASS CAPITAL FUNDS(SM)
                    THE BOND PORTFOLIOS/INSTITUTIONAL CLASS
                        SUPPLEMENT TO PROSPECTUS DATED
                                JANUARY 1, 1997

Low Duration Bond Portfolio - Change in Investment Policies
-----------------------------------------------------------

The investment policies of the Low Duration Bond Portfolio have been modified, and the disclosure in the Prospectus has been changed as follows:

        A.     Credit Quality
               --------------

        The information on the credit quality concentration and minimum credit quality for the Low Duration Bond Portfolio in the sections "What Are The Differences Among The Portfolios?" and "What Additional Investment Policies And Risks Apply?" are replaced with the following:


================================================================================
PORTFOLIO                  CREDIT QUALITY CONCENTRATION   MINIMUM CREDIT QUALITY
--------------------------------------------------------------------------------
Low Duration Bond          Investment Grade Spectrum        B
================================================================================

               Securities acquired by the Low Duration Bond Portfolio will generally be rated investment grade at the time of purchase or, if unrated, of comparable quality as determined by the Portfolio's sub-adviser. The Low Duration Bond Portfolio may, however, invest in non-investment grade fixed income or convertible securities when the Portfolio's sub-adviser believes that the investment characteristics of such securities make them desirable in light of the Portfolio's investment objective and current portfolio mix, so long as under normal market and economic conditions, (i) no more than 20% of the total assets of the Portfolio are invested in non-investment grade securities and
        (ii) such securities are rated "B" or higher at the time of purchase by at least one major rating agency. Non-investment grade securities (those that are rated "Ba" or lower by Moody's or "BB" or lower by S&P, Duff or Fitch) are commonly referred to as "junk bonds." To the extent that the securities acquired by the Low Duration Bond Portfolio are not rated investment grade, there is a greater risk as to the timely repayment of the principal on, and timely payment of interest or dividends with respect to, such securities. Particular risks associated with lower-rated securities are (a) the sensitivity of such securities to interest rate and economic changes, (b) the lower degree of expected protection of principal and interest payments, (c) the creditworthiness of the issuers of such securities, (d) the relatively low trading market liquidity for the securities, (e) the relative youth and growth of the market for such securities, and (f) the impact that legislation may have on the high yield bond market (and, in turn, on the Portfolio's net asset value and investment practices). During an economic downturn or substantial period of rising interest rates, leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. An economic downturn could also disrupt the market for lower-rated securities and adversely affect the value of outstanding securities and the ability of the issuers to repay principal and interest. If the issuer of a security held by the Low Duration Bond Portfolio defaulted, the Portfolio could incur additional expenses to seek recovery. Adverse publicity and investor perceptions, whether or not they are based on fundamental analysis, could also decrease the value and liquidity of lower-rated securities held by the Portfolio, especially in a thinly-traded market.

B.      Foreign Investments
        -------------------

               The Low Duration Bond Portfolio may invest up to 20% of its total assets in debt securities of foreign issuers on either a currency hedged or unhedged basis, and may hold from time to time various foreign currencies pending investment or conversion into U.S. dollars. Some of these instruments may have the characteristics of futures contracts. In addition, the Low Duration Bond Portfolio may engage in foreign currency exchange transactions to seek to protect against changes in the level of future exchange rates which would adversely affect the Portfolio's performance. These investments and transactions involving foreign securities, currencies, options (including options that relate to foreign currencies), futures, hedging and cross-hedging are described under the sub-sections captioned "Foreign Investments," "Interest Rate and Currency Transactions" and "Options and Futures Contracts" under "What Additional Investment Policies And Risks Apply?"

Fund Management
---------------

The section "Who Manages the Fund?" has been amended as follows:

        The portfolio managers for the Core Bond and Managed Income Portfolios are as follows:

Portfolio                           Portfolio Manager
---------                           ----------------

Core Bond                           Keith Anderson; Managing Director of
                                    BlackRock and co-head of the portfolio
                                    management group since 1988; Mortgage
                                    securities and derivatives products
                                    strategist at First Boston from 1987 to
                                    1988; Vice President and Portfolio Manager at Criterion Investment Management Company from 1983 to 1987; Mr. Anderson has participated in the management of the Portfolio since its inception and has been designated Portfolio co-manager since June
                                    1997.

                                    Robert Michele, CPA; Managing Director of
                                    BlackRock since 1996; Director and Head of
                                    U.S. Fixed Income Investments at CS First
                                    Boston Investment Management Corporation from 1993 to 1995; Deputy Manager and Senior Portfolio Manager at Brown Brothers Harriman & Co. from 1985 to 1993; Mr. Michele has participated in the management of the Portfolio since 1995 and has been designated Portfolio co-manager since June 1997.

Managed Income                      Keith Anderson and Robert Michele
                                    (see above); Messrs. Anderson and Michele have participated in the management of the Portfolio since 1995 and have been designated Portfolio co-managers since June
                                    1997.

Administration Fees
-------------------

The second sentence in the second paragraph under "Administrators" is changed to reflect that PFPC and CDI are entitled to receive a combined administration fee, computed daily and payable monthly, at the aggregate annual rate of 0.20% of the first $500 million of average daily net assets allocated to the Institutional Shares of each Portfolio, 0.18% of the next $500 million of average daily net assets allocated to the Institutional Shares of each Portfolio and 0.16% of the average daily net assets allocated to the Institutional Shares of each Portfolio in excess of $1 billion.

Class Expenses
--------------

The first sentence in the second paragraph under "How Is The Fund Organized?" is replaced with the following:

               Shares of each class bear their pro rata portion of all operating expenses paid by a Portfolio, except transfer agency fees, certain administrative/servicing fees and amounts payable under the Fund's Distribution and Service Plan.

Purchases by Customers of Broker-Dealers
----------------------------------------

The following paragraph has been added after the last paragraph in the section entitled "How Are Shares Purchased And Redeemed?":

               Shares of the Portfolios may be purchased by customers of broker-dealers and agents which have established a servicing relationship with the Fund on behalf of their customers. These broker-dealers and agents may impose additional or different conditions on the purchase or redemption of Portfolio shares by their customers and may charge their customers transaction, account or other fees on the purchase and redemption of Portfolio shares. Each broker-dealer or agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases and redemptions. Shareholders who are customers of such broker-dealers or agents should consult them for information regarding these fees and conditions.

This Supplement is dated June 24, 1997.

                           COMPASS CAPITAL FUNDS(SM)
            SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED
                  JANUARY 1, 1997 (AS PREVIOUSLY SUPPLEMENTED
                              FEBRUARY 14, 1997)

The section "Purchase and Redemption Information" has been amended as follows:

        The following paragraphs are added after the second paragraph of text on page 97:

               The initial sales charge on Investor A Shares of the Non-Money Market Portfolios will be waived on purchases through an eligible 401(k) plan participating in a Merrill Lynch 401(k) Program (an "ML 401(k) Plan") if:

               (i) the ML 401(k) Plan is recordkept on a daily valuation basis by Merrill Lynch and, on the date the ML 401(k) Plan sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the ML 401(k) Plan has $3 million or more in assets invested in broker/dealer funds not advised or managed by Merrill Lynch Asset Management, L.P. ("MLAM") that are made available pursuant to a Services Agreement between Merrill Lynch and the fund's principal underwriter or distributor and in funds advised or managed by MLAM (collectively, the "Applicable Investments"); or

               (ii) the ML 401(k) Plan is recordkept on a daily valuation basis by an independent recordkeeper whose services are provided through a contract or alliance arrangement with Merrill Lynch, and on the date the ML 401(k) Plan sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the ML 401(k) Plan has $3 million or more in assets, excluding money market funds, invested in Applicable Investments; or

               (iii) the ML 401(k) Plan has 500 or more eligible employees, as determined by the Merrill Lynch plan conversion manager, on the date the ML 401(k) Plan sponsor signs the Merrill Lynch Recordkeeping Service Agreement.

        The following paragraphs are added after the third paragraph of text on page 97:

               The contingent deferred sales charge on redemptions of Investor B Shares of the Non-Money Market Portfolios will be waived if the shares were purchased through an ML 401(k) Plan if:

               (i) the ML 401(k) Plan is recordkept on a daily valuation basis by Merrill Lynch and, on the date the ML 401(k) Plan sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the ML 401(k) Plan has less than $3 million in assets invested in Applicable Investments; or

               (ii) the ML 401(k) Plan is recordkept on a daily valuation basis by an independent recordkeeper whose services are provided through a contract or alliance arrangement with Merrill Lynch, and on the date the ML 401(k) Plan sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the ML 401(k) Plan has less than $3 million in assets, excluding money market funds, invested in Applicable Investments; or

               (iii) the ML 401(k) Plan has less than 500 eligible employees, as determined by the Merrill Lynch plan conversion manager, on the date the ML 401(k) Plan sponsor signs the Merrill Lynch Recordkeeping Service Agreement.

               ML 401(k) Plans recordkept on a daily basis by Merrill Lynch or an independent recordkeeper under a contract with Merrill Lynch that are currently investing in Investor B shares of Non-Money Market Portfolios of the Fund convert to Investor A shares once the ML 401(k) Plan has reached $5 million invested in Applicable Investments. The ML 401(k) Plan will receive a plan-level share conversion.

This Supplement is dated June 24, 1997